Deposits	12 Months Ended
Dec. 31, 2020
Banking And Thrift Disclosure [Abstract]
Deposits
NOTE 8: DEPOSITS
The following table sets forth the weighted average interest rates for each type of deposit at December 31, 2020 and 2019:

	December 31,
	2020			2019
(dollars in thousands)	Amount	Percent of Total	Weighted Average Interest Rate	Amount	Percent of Total	Weighted Average Interest Rate
Interest-bearing checking and money market accounts	$12,610,073	38.87%	0.28%	$10,230,144	32.32%	1.30%
Savings accounts	6,415,608	19.78	0.41	4,780,007	15.10	0.75
Certificates of deposit	10,330,680	31.85	0.83	14,214,858	44.90	2.30
Non-interest-bearing accounts	3,080,452	9.50	—	2,432,123	7.68	—

Total deposits	$32,436,813	100.00%	0.45%	$31,657,132	100.00%	1.57%

At December 31, 2020 and 2019, the aggregate amount of deposits that had been reclassified as loan balances (i.e., overdrafts) was $2.3 million and $2.4 million, respectively.

The scheduled maturities of certificates of deposit (“CDs”) at December 31, 2020 were as follows:

(in thousands)
1 year or less	$9,120,243
More than 1 year through 2 years	708,342
More than 2 years through 3 years	313,682
More than 3 years through 4 years	187,089
More than 4 years through 5 years	1,009
Over 5 years	315

Total CDs	$10,330,680

The following table presents a summary of CDs in amounts of $100,000 or more by remaining term to maturity, at December 31, 2020:

	CDs of $100,000 or More Maturing Within
(in thousands)	3 Months or Less	Over 3 to 6 Months	Over 6 to 12 Months	Over 12 Months	Total
Total	$2,548,901	$3,094,530	$717,291	$384,860	$6,745,582
Included in total deposits at both December 31, 2020 and 2019 were brokered deposits of $5.3 billion and $5.2 billion with weighted average interest rates of 0.08% and 1.94% at the respective year-ends. Brokered money market accounts represented $3.0 billion and $1.5 billion, respectively, of the December 31, 2020 and 2019 totals, and brokered interest-bearing checking accounts represented $1.3 billion and $1.2 billion, respectively. Brokered CDs represented $1.0 billion and $2.5 billion of brokered deposits at December 31, 2020 and 2019, respectively.